Borrowings - Committed credit facilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 8,609	£ 10,127
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	0	£ 0
Credit facility maturing August 2028
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities	£ 1,750